Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies
Commitments and Contingencies

8.             Commitments and Contingencies

Operating Leases

The Company leases approximately 22,000 square feet of office space in Chanhassen, Minnesota.  The lease commenced on May 1, 2012 and extends through August 31, 2016.  In addition to the office space, the Company leases certain office furniture and equipment under operating leases through November 2016.  The Company entered into a lease agreement in April 2014 for a total of 1,812 square feet of office space in Dallas, Texas related to the employees retained as part of the acquisition of Select Mobile Money.  The lease commenced on May 1, 2014 and extends through June 30, 2017.   Rent expense under all leases for the three and six months ended June 30, 2015 were $125,742 and $252,720, compared to $74,526 and $135,577 for the same periods in the prior year, respectively.

The Company’s office space lease calls for rent increases over the term of the lease. The Company records rent expense on a straight line basis using average rent for the term of the lease. The excess of the expense over cash rent paid is shown as accrued rent.

The Company also has various computer leases with three year terms. The Company is recording the expense on a monthly basis.

Total future minimum contractual lease payments for all operating leases are as follows:

Six months ending December 31, 2015	$224,229
2016	288,079
2017	65,361
2018	8,347
2019	657
$586,673

Capital Leases

The Company entered into a several capital lease arrangement with one of its directors from March 2015 to June of 2015 for certain computer equipment and software licenses with an imputed interest rate of 7.3% per year.  The total cost and accumulated amortization included in property and equipment as of June 30, 2015 totaled approximately $584,000 and $30,000, respectively.  Amortization of the leased property was approximately $30,000 for the three and six months ended June 30, 2015 and is included in depreciation expense.

The Company also entered into a capital lease with a third-party leasing company, which was co-guaranteed by one of its directors for prepaid software licenses.  The lease carries an imputed interest rate of 7.3% per year and requires monthly payments of $10,759 per month through July 2017.

Future lease payments under capital leases are as follows:

Six Months Ending December 31, 2015	$171,473
2016	369,796
2017	287,893
2018	15,564
Total payments	844,726
Less: portion representing interest	(56,104)
Principal portion	788,622
Less: current portion	(321,686)
Long-term portion	$466,936

Future maturities of capital lease obligations are as follows:

Six Months Ending December 31, 2015	$151,332
2016	341,114
2017	280,709
2018	15,467
$788,622

In February 2015, the Company entered into an agreement with a director, James L. Davis which guarantees financial responsibility for the obligations under the terms of a lease arrangement which he entered into on behalf of the Company.  In addition, the Company entered into an agreement with Mr. Davis which provides for the same lease terms as he entered into on behalf of the Company.  The three-year lease agreement provides financing up to $500,000 of computer equipment the Company procured for its data centers to accommodate the overall increase in transactions and ensure it is able to meet customer uptime requirements.   As consideration to the director for entering into the lease, the Company issued the director a five-year warrant to purchase up to 407,614 shares of common stock at $1.15 per share.  The warrant was 100% vested and exercisable upon issuance.  In June 2015, Mr. Davis provided his personal guarantee as part of lease the Company entered into with a third-party leasing company totaling approximately $242,000.  As consideration to the director for providing his personal guarantee, the Company issued the director a five-year warrant to purchase up to 241,900 shares of common stock at $.44 per share in June 2015.  The warrant was 100% vested and exercisable upon issuance.  The Company amortizes the fair value of the warrants over the term of the leases.

Litigation

An entity named Cachet Banq contacted the Company in December 2010 regarding their U.S. Trademark Registration No. 2,857,465 (registered on June 29, 2004) for the standard character mark CACHET covering “financial services, namely automated clearinghouse processing services for the payroll service industry.” Cachet Banq alleged that the Company’s use of “CACHET” infringes on their federal trademark registration. On March 4, 2013, Cachet Banq filed a trademark infringement lawsuit against the Company in the United States District Court for the Central District of California. The parties have filed cross motions for summary judgment. The initial brief was filed on May 30, 2014, replies were filed on June 26, 2014 and the court took these motions under advisement on July 8, 2014. The Company has denied that its use of the character mark CACHET infringes on Cachet Banq’s purported rights in their mark, and will vigorously defend this and any future similar claims made by Cachet Banq.

The Company is not currently involved in any other material legal proceedings.

Financial Service Agreements

In January 2015, the Company entered into an engagement letter with a new financial advisory services company.  The terms of this agreement include a six month term in which the financial advisory services company will assist the Company is completing a $15.0 million public offering of its equity or equity-linked securities at a 7% commission. In addition, the Company agreed to provide the financial advisory services company warrants equal to 7% of the securities issued in the offering at 120% of the price of the securities sold under the offering.  The terms of the warrant will be five years from the closing date of the offering.   The Company also agreed to reimburse any reasonable out of pocket expenses in connection with this engagement.  The agreement is cancelable by either party with a 30 day notice.

In June 2015, the Company entered into an additional engagement letter with another financial advisory services company as part of completing PIPE offering.  The Company agreed to provide financial advisory for completing an offering at a 5% commission rate. In addition, the Company agreed to provide warrants equal to 7% of the common stock issuable upon conversion of the convertible preferred stock with an exercise price equal to the exercise price of the warrants issued to investors on the completion of the offering.

8.             Commitments and Contingencies

Operating Leases

The Company leases approximately 22,000 square feet of office space in Chanhassen, Minnesota.  The lease commenced on May 1, 2012 and extends through August 31, 2016.  In addition to the office space, the Company leases certain office furniture and equipment under operating leases through November 2016.  The Company entered into a lease agreement in April 2014 for a total of 1,812 square feet of office space in Dallas, Texas related to the employees retained as part of the acquisition of Select Mobile Money.  The lease commenced on May 1, 2014 and extends through June 30, 2017.   Rent expense under all leases was $441,148 in 2014 and $383,807 in 2013.

The Company’s office space lease calls for rent increases over the term of the lease. The Company records rent expense on a straight line basis using average rent for the term of the lease. The excess of the expense over cash rent paid is shown as accrued rent.

The Company also has various computer leases with three year terms. The Company is recording the expense on a monthly basis.

Total future minimum contractual lease payments for all operating leases are as follows:

Minimum Lease Commitments:

2015	$374,000
2016	260,000
2017	43,000
$677,000

Litigation

An entity named Cachet Banq contacted the Company in December 2010 regarding their U.S. Trademark Registration No. 2,857,465 (registered on June 29, 2004) for the standard character mark CACHET covering “financial services, namely automated clearinghouse processing services for the payroll service industry.” Cachet Banq alleged that the Company’s use of “CACHET” infringes on their federal trademark registration. On March 4, 2013, Cachet Banq filed a trademark infringement lawsuit against the Company in the United States District Court for the Central District of California. The parties have filed cross motions for summary judgment. The initial brief was filed on May 30, 2014, replies were filed on June 26, 2014 and the court took these motions under advisement on July 8, 2014. The Company has denied that its use of the character mark CACHET infringes on Cachet Banq’s purported rights in their mark, and will vigorously defend this and any future similar claims made by Cachet Banq.

The Company is not currently involved in any other material legal proceedings.

Financial Service Agreements

The Company has an agreement with a financial advisory services company.  The agreement contains various provisions including assisting the Company in identifying potential investors.  The agreement may require the Company to pay the advisor a monthly fee of cash, warrants or combination thereof, based upon certain defined events including the closing of financing transactions.  The agreement also contains a termination provision which requires the Company to pay the advisor for transactions closing subsequent to the agreement termination.

The Company amended the agreement on March 25, 2014, to include an additional financial advisory services company.  Per the terms of the amended agreement, both investment firms are to provide investment advisory services in connection with raising additional capital for a six month period. The agreement provides for a fixed retainer for advisory services aggregating $100,000 in cash and equity securities. In addition, the agreement provides for a fee based upon the amount of capital raised (the “Agent fee”). The Agent fee is to be paid in cash based upon a percentage and type of the capital raised. The Company has also agreed to sell to the parties to the agreement, at a nominal price, warrants to purchase shares of the Company’s common stock. The number of shares and the exercise price of the warrant are based upon the size and terms of the securities issued.  On June 23, 2014, the Company amended the agreement to have $100,000 fee be paid 100% in cash.

On August 8, 2014, the Company entered into an agreement with the same financial advisory services company to assist in identifying potential investors with the intent of conducting a private offering of equity.  The terms of the agreement include compensation of 8% of any funds raised as well as the issuance of five-year warrants to purchase the Company’s stock equal to 3% of shares issued as part of the offering for a fee of $50. The exercise price of the warrants is equal to the same provided to the investors as part of the offering.  If there are no warrants offered to the investors, the exercise price is equal to the conversion price of the common stock issued in the offering.  The Company also agreed to pay a total of $50,000 of legal and other out of pocket expenses incurred from the offering.  The term of this agreement is for a period of six months, but may be extended upon mutual consent of the parties. The Company provided a notice of termination to this financial advisory services company in December 2014.  No additional fees were owed upon terminating the agreement.

In January 2015, the Company entered into an engagement letter with a new financial advisory services company.  The terms of this agreement include a six month term in which the financial advisory services company will assist the Company is completing a $15.0 million offering of its equity or equity-linked securities at a 7% commission. In addition, the Company agreed to provide the financial advisory services company warrants equal to 7% of the securities issued in the offering at 120% of the price of the securities sold under the offering.  The terms of the warrant will be five years from the closing date of the offering.   The Company also agreed to reimburse any reasonable out of pocket expenses in connection with this engagement.  The agreement is cancelable by either party with a 30 day notice.